Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note 13 - Related Party Transactions

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), a former customer of the Company until September 2010, at which time KTY ceased doing business with the Company. In October 2010, Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar, which had acquired the business of Diamond Sofa. The Company appointed Ms. Lam its president and director on June 30, 2011, and, as of such appointment date, Ms. Lam had no ownership interest in Diamond Sofa or Diamond Bar. The Company acquired all the outstanding capital stock of Diamond Bar on August 31, 2011. During the year ended December 31, 2012 and 2011, Diamond Sofa accounted for $0 and $902,638, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $0 and $28,289 at December 31, 2012 and 2011, respectively.

On August 6, 2011, Diamond Bar leased a warehouse and office in Commerce, California, U.S., under a three-year renewable lease agreement. The warehouse is owned by the spouse of the Company’s president. The monthly rent under this lease is $38,100. Total rental expense for the years ended December 31, 2012 was $457,200 and $163,300, respectively.

On September 30, 2011, Diamond Bar leased a showroom in High Point, North Carolina from the Company’s president. The lease was for $15,192 and only for use during a furniture exhibition held in October 2011. This lease was renewed for another year for the same rate per exhibition on April 1, 2012.